Income Taxes (Details) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income tax expense reconciliation [Abstract]
Federal tax rate (in hundredths)	15.00%		15.00%		16.50%
Income tax expense at the statutory Federal tax rate	(538,000,000)		(549,000,000)		(554,000,000)
Income tax (expense) recovery resulting from: [Abstract]
Provincial and foreign taxes	(423,000,000)		(425,000,000)		(360,000,000)
Deferred income tax adjustments due to rate enactments	(24,000,000)		(35,000,000)		(40,000,000)
Gain on disposals	9,000,000		44,000,000		62,000,000
Other	(1,000,000)	[1]	(13,000,000)	[1]	(7,000,000)	[1]
Income tax expense	(977,000,000)		(978,000,000)		(899,000,000)
Cash payments for income taxes	890,000,000		289,000,000		482,000,000
Income before income taxes [Abstract]
Domestic	2,445,000,000		2,656,000,000		2,464,000,000
Foreign	1,144,000,000		1,002,000,000		892,000,000
Income before income taxes	3,589,000,000		3,658,000,000		3,356,000,000
Current income tax (expense) [Abstract]
Domestic	(404,000,000)		(314,000,000)		(340,000,000)
Foreign	(242,000,000)		(213,000,000)		(28,000,000)
Current income tax (expense) - Total	(646,000,000)		(527,000,000)		(368,000,000)
Deferred income tax (expense) [Abstract]
Domestic	(279,000,000)		(370,000,000)		(288,000,000)
Foreign	(52,000,000)		(81,000,000)		(243,000,000)
Deferred income tax (expense) - Total	(331,000,000)		(451,000,000)		(531,000,000)
Deferred income tax assets [Abstract]
Pension liability	89,000,000		149,000,000
Personal injury claims and other reserves	64,000,000		64,000,000
Other postretirement benefits liability	77,000,000		80,000,000
Environmental and other reserves	171,000,000		130,000,000
Net operating losses and tax credit carryforwards	19,000,000	[2]	4,000,000	[2]
Total deferred income tax assets	420,000,000		427,000,000
Deferred income tax liabilities [Abstract]
Properties	6,232,000,000		5,686,000,000
Net pension asset	438,000,000		0
Other	213,000,000		253,000,000
Total deferred income tax liabilities	6,883,000,000		5,939,000,000
Total net deferred income tax liability	6,463,000,000		5,512,000,000
Total net deferred income tax liability [Abstract]
Domestic	2,920,000,000		2,267,000,000
Foreign	3,543,000,000		3,245,000,000
Total net deferred income tax liability	6,463,000,000		5,512,000,000
Total net deferred income tax liability	6,463,000,000		5,512,000,000
Net current deferred income tax asset	74,000,000		43,000,000
Net noncurrent deferred income tax liability	6,537,000,000		5,555,000,000
Income tax receivable	63,000,000
Net operating losses and tax credit carryforwards, expiration date	between the years 2014 and 2033
Future taxable income to fully realize all of the deferred income tax assets	1,600,000,000
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	243,000,000
Recognized tax credits for eligible research and development expenditures	0		(1,000,000)		(1,000,000)
Accrued interest and penalties	5,000,000		9,000,000
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a results of settlements and a lapse of the applicable statute of limitations	(8,000,000)
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits as at beginning of year	36,000,000		46,000,000		57,000,000
Increases for: [Abstract]
Tax positions related to the current year	2,000,000		1,000,000		1,000,000
Tax positions related to prior years	4,000,000		3,000,000		11,000,000
Decreases for: [Abstract]
Tax positions related to prior years	(4,000,000)		0		0
Settlements	(8,000,000)		(13,000,000)		(21,000,000)
Lapse of the applicable statute of limitations	0		(1,000,000)		(2,000,000)
Gross unrecognized tax benefits at end of year	30,000,000		36,000,000		46,000,000
Adjustments to reflect tax treaties and other arrangements	(5,000,000)		(6,000,000)		(11,000,000)
Net unrecognized tax benefits at end of year	25,000,000		30,000,000		35,000,000
Accrued interests and penalties related to gross unrecognized tax benefits recognized in Income tax expense	2,000,000		3,000,000		4,000,000
Federal Domestic [Member]
Income Tax Returns [Abstract]
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2014
Federal Domestic [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Federal Domestic [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2008
Income tax returns subject to examination by tax authorities, years under consideration	2008
Federal Domestic [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2009
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal Domestic [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal Domestic [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Federal Domestic [Member] | Tax position year six [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Provincial [Member]
Income Tax Returns [Abstract]
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2014
Provincial [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Provincial [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2008
Income tax returns subject to examination by tax authorities, years under consideration	2008
Provincial [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
Provincial [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Provincial [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Provincial [Member] | Tax position year six [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Federal US [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Federal US [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2009
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal US [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2010
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal US [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2011
Income tax returns subject to examination by tax authorities, years under consideration	2011
Federal US [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
State [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
State [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
State [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
State [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012

[1]	Comprises of adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.
[2]	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2033.